Investment Objectives and Goals	Aug. 10, 2026
m+ Income Momentum Autocall ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – M+ INCOME MOMENTUM AUTOCALL ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the m+ Income Momentum Autocall ETF (the “Fund”) is to seek to generate high monthly income while seeking to provide reduced downside risk through exposure to S&P U.S. Equity Momentum 40% VT 4% Decrement Autocall Index (USD) ER (the “Autocall Index”).

m+ Nasdaq-100 Accelerator Autocall ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – M+ NASDAQ-100 ACCELERATOR AUTOCALL ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the m+ Nasdaq-100 Accelerator Autocall ETF (the “Fund”) is to seek to generate high monthly income while seeking to provide reduced downside risk through exposure to the Barclays Nasdaq-100 Accelerator Autocallable Index (the “Autocall Index”).

m+ DualYield Autocall ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – M+ DUALYIELD AUTOCALL ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the m+ DualYield Autocall ETF (the “Fund”) is to seek to generate high monthly income while seeking to provide reduced downside risk through exposure to the S&P 500 Futures 40% Defined Volatility Autocall Index (USD) TR (the “Autocall Index”).

m+ DynaBuffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – M+ DYNABUFFER ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the m+ DynaBuffer ETF (the “Fund”) is to seek to generate levered upside exposure to SPY ETF Trust, up to a cap, while seeking to provide reduced downside risk through the HSBC DynaBuffer US Large Cap Index (the “Buffer Index”).